Warranties (Details) - Schedule of aggregate product warranty liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of aggregate product warranty liabilities [Abstract]
Balance at the beginning of period	$ 201	$ 192
Assumed warranty liability from acquisition	226
Accruals for warranties issued	151	86
Warranty obligations satisfied during the period	(25)	(77)
Balance at the end of period	$ 553	$ 201